Significant Accounting Judgements, Estimates and Assumptions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 266,446	$ 71,293	$ 322,921	$ 79,272	$ 16,034
Development costs			$ 34,000	43,000
Warrant term			5 years
Value-Base Care Agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			$ 220,900	$ 26,000	$ 0